Acquisitions (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2015	Oct. 31, 2015	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions
Net cash paid for acquisition				$ 400	$ 30	$ 195
Assets acquired
Investments in equity method companies	$ 203			203	248
Goodwill	$ 6,615			$ 6,615	$ 6,694	$ 6,956
RDS Manufacturing Inc.
Acquisitions
Percentage of equity acquired (as a percent)	100.00%			100.00%
Net cash paid for acquisition	$ 85
Trade receivable due from acquirer	5
Payments to acquire businesses, gross	74
Payments to acquire business, to be paid	11
Assets acquired
Tangible assets acquired	28			$ 28
Cash	1			1
Inventory	12			12
Property, plant and equipment	16			16
Goodwill	59			59
Liabilities assumed
Total liabilities assumed	2			2
Rail Product Solutions Inc.
Acquisitions
Percentage of equity acquired (as a percent)		100.00%
Net cash paid for acquisition		$ 165
Payments to acquire businesses, gross		166
Estimated net working capital adjustment		1
Assets acquired
Tangible assets acquired		41
Receivables		9
Inventory		6
Property, plant and equipment		17
Investments in equity method companies		9
Finite-lived intangible assets	$ 82	$ 82		$ 82
Finite-lived intangible assets, weighed average useful life (in years)		15 years
Goodwill		$ 53
Liabilities assumed
Total liabilities assumed		$ 11
Johan Walter Berg AB
Acquisitions
Percentage of equity acquired (as a percent)			100.00%
Net cash paid for acquisition			$ 169
Fair value of contingent consideration			7
Assets acquired
Tangible assets acquired			82
Cash			9
Receivables			13
Inventory			32
Property, plant and equipment			28
Finite-lived intangible assets			$ 70
Finite-lived intangible assets, weighed average useful life (in years)			11 years
Goodwill			$ 113
Liabilities assumed
Total liabilities assumed			87
Accounts payable			19
Customer advances			31
Noncurrent deferred income tax liabilities			$ 15